Common Shares	3 Months Ended
Mar. 31, 2014
Notes
Common Shares

NOTE 8. COMMON STOCK

The total number of authorized shares of common stock that may be issued by the Company is 100,000,000 with a par value of $0.001 per share.

On November 14, 2013, the Company issued 50,000 shares of its restricted common stock for cash in the amount of $5.  The shares were valued at $3,500, which has been expensed in the current year and $3,495 has been recorded as additional paid in capital.

On December 17, 2013, the Company issued 60,000 shares of its restricted common stock for services rendered to the Company.  The shares were valued at $6,000, which has been expensed in the current year, and $5,980 has been recorded as additional paid in capital.

During the three months ended March 31, 2014 and the year ended December 31, 2013, respectively, a total of $0 and $120,000 in deferred stock compensation was expensed. No deferred stock compensation expense remains.

As of March 31, 2014 and December 31, 2013, the Company had 26,884,740 shares of common stock issued and outstanding.